Earnings per Share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended				6 Months Ended
	Jun. 30, 2026	Mar. 31, 2026	Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2026	Jun. 30, 2025
Numerator:
Net Income for the period	$ 151,815	$ 140,421	$ 130,904	$ 115,147	$ 292,236	$ 246,051
Denominator (number of shares in thousands):
Basic weighted average common shares outstanding	18,204		18,344		18,207	18,546
Effect of dilutive securities:
Dilutive effect of non-vested shares	52		52		38	42
Diluted weighted average common shares outstanding	18,256		18,396		18,245	18,588
Basic earnings per share of common stock (in $ per share)	$ 8.34		$ 7.14		$ 16.05	$ 13.27
Diluted earnings per share of common stock (in $ per share)	$ 8.32		$ 7.12		$ 16.02	$ 13.24